Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 53,377		$ 171,583
Restricted cash		314,482
Prepaid expenses	57,601	105,568	367,219
Due from Sponsor	184,015	1,074,015
Due from related party		195,000
Investments held in the Trust Account - current	650,402
Total current assets	1,140,395	1,689,065	538,802
Investments held in the Trust Account	11,331,054	10,664,690	244,314,622
Total Assets	12,471,449	12,353,755	244,853,424
Current liabilities:
Accounts payable	335,552	89,311	128,835
Accrued expenses	791,221	968,309	68,216
Due to Shareholders		628,758
Loan payable	30,000
Income tax payable	120,976	100,036	467,991
Excise tax payable	2,348,302	2,348,302
Franchise tax payable	39,400		149,041
Total current liabilities	5,796,019	5,260,471	899,083
Deferred tax liability	10,357	9,935	156,593
Deferred underwriting commissions in connection with the Initial Public Offering	6,600,000	6,600,000	12,000,000
Derivative liabilities	683,100	623,090	84,890
Total Liabilities	13,089,476	12,493,496	13,140,566
Commitments and Contingencies
Class A common stock subject to possible redemption	10,994,111	10,847,403	243,597,590
Stockholders’ Deficit:
Additional paid-in capital	518,063	509,211
Accumulated deficit	(12,130,801)	(11,496,955)	(11,885,332)
Total stockholders’ deficit	(11,612,138)	(10,987,144)	(11,884,732)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Deficit	12,471,449	12,353,755	244,853,424
Related Party
Current assets:
Due from related party	195,000	195,000
Current liabilities:
Due to related party	910,000	805,000	85,000
Investor
Current liabilities:
Due to investor, net of debt discount	570,166	320,755
Shareholders
Current liabilities:
Due to Shareholders	650,402	628,758
Preferred Stock
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding at March 31, 2024 and December 31, 2023
Class A Common Stock
Stockholders’ Deficit:
Common stock value	510	510
Class B Common Stock
Stockholders’ Deficit:
Common stock value	$ 90	$ 90	$ 600